Reconciliation of Financial Statements to Form 5500	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Financial Statements to Form 5500	Reconciliation of Financial Statements to the Form 5500
A reconciliation of net assets available for benefits per the financial statements to the net assets available for benefits per the Form 5500, was as follows:

	December 31,
	2025	2024
	(In thousands)
Net assets available for benefits per the financial statements	$9,475,638	$8,817,707
Adjustment from contract value to fair value for fully benefit-responsive investment contracts	$(18,003)	$(32,459)
Net assets available for benefits per the Form 5500	$9,457,635	$8,785,248

A reconciliation of net income per the financial statements to benefits paid to participants per the Form 5500, was as follows:

Year Ended December 31, 2025
(In thousands)
Net increase in net assets available for benefits, per the financial statements	$657,931
Adjustment from contract value to fair value for fully benefit-responsive investment contracts 2025	(18,003)
Adjustment from contract value to fair value for fully benefit-responsive investment contracts 2024	32,459
Net increase in net assets available for benefits, per the Form 5500	$672,387